ACCOUNTS PAYABLE - Disclosure of detailed information about trade and other payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Trade and other payables [Abstract]
Exploration and evaluation expenditures	$ 610,589	$ 124,803
Non-exploration and evaluation expenditures	155,068	242,143
Total Accounts Payable	$ 765,657	$ 366,946